Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Changes in valuation allowance	$ 1,305,000	$ 545,000
Income tax benefit	21.00%	21.00%
Net operating loss	$ 4,900,000
Penalties and Interest Expense	$ 0	$ 0